Inventories, Net (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Inventory, Net [Abstract]
Raw materials	$ 164,122	$ 113,370
Work-in-progress	1,475,998	1,231,842
Finished goods	298,544	94,556
Subtotal	1,938,664	1,439,768
Less: inventory valuation allowance	(336,105)
Total inventories, net	$ 1,602,559	$ 1,439,768